UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) March 31, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
ASSET-BACKED SECURITIES 16.12%

Automobiles 6.97%

AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%	12/9/2013	0.87	$557	$557,919
Bank of America Auto Trust 2010-1A A2†	0.75%	6/15/2012	0.03	193	192,615
BMW Vehicle Lease Trust 2010-1 A2	0.58%	9/17/2012	0.47	750	749,892
Capital Auto Receivables Asset Trust 2008-1 A3B	1.255%#	8/15/2012	0.14	541	541,422
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.105%#	1/15/2013	0.03	444	445,619
Capital One Prime Auto Receivables Trust 2007-1 A4	0.275%#	12/15/2012	0.34	789	788,966
CarMax Auto Owner Trust 2008-2 A3B	1.655%#	10/15/2012	0.03	343	344,099
CarMax Auto Owner Trust 2010-1 A2	0.83%	11/15/2012	0.21	962	962,170
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	0.75	1,340	1,341,269
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	0.99	630	630,125
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%	11/8/2011	0.10	410	410,731
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	0.58	1,000	1,000,462
Ford Credit Auto Lease Trust 2009-A A3†	3.71%	1/15/2014	0.20	549	553,214
Ford Credit Auto Lease Trust 2010-A A2†	1.04%	3/15/2013	0.12	760	760,260
Ford Credit Auto Lease Trust 2010-B A2†	0.75%	10/15/2012	0.67	1,170	1,170,399
Ford Credit Auto Lease Trust 2010-B A3†	0.91%	7/15/2013	1.16	500	499,737
Ford Credit Auto Owner Trust 2009-E A2	0.80%	3/15/2012	0.03	181	180,763
Ford Credit Auto Owner Trust 2010-B A2	0.65%	12/15/2012	0.32	794	794,757
Harley-Davidson Motorcycle Trust 2009-4 A2	1.16%	10/15/2012	0.09	242	241,864
Harley-Davidson Motorcycle Trust 2010-1 A2	0.83%	11/15/2013	0.74	855	855,447
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%	2/21/2012	0.11	640	639,842
Hyundai Auto Receivables Trust 2009-A A2	1.11%	2/15/2012	0.03	78	78,036
Hyundai Auto Receivables Trust 2010-B A2	0.57%	3/15/2013	0.40	675	675,336
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%	4/15/2013	0.87	725	725,600
Mercedes-Benz Auto Receivables Trust 2010-1 A2	0.70%	8/15/2012	0.21	639	639,567
Nissan Auto Lease Trust 2009-A A3	2.92%	12/15/2011	0.11	466	466,884
Nissan Auto Receivables Owner Trust 2007-A A4	0.255%#	6/17/2013	0.36	273	272,829
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	0.80	890	890,578
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%	8/15/2013	0.68	847	849,492
Volkswagen Auto Lease Trust 2009-A A3	3.41%	4/16/2012	0.22	1,270	1,277,351
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%	5/21/2012	0.13	613	613,471
World Omni Auto Receivables Trust 2007-A A4	0.255%#	11/15/2012	0.38	724	722,922
World Omni Auto Receivables Trust 2010-A A2	0.70%	6/15/2012	0.09	439	438,955

Total					21,312,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) March 31, 2011

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Credit Cards 6.35%

American Express Credit Account Master Trust 2006-1 C†	0.535	%#	12/15/2013	0.03	$1,000	$999,374
American Express Credit Account Master Trust 2007-8 A	0.555	%#	5/15/2015	0.03	403	404,221
American Express Issuance Trust 2005-2 A	0.325	%#	8/15/2013	0.03	605	604,455
Bank of America Credit Card Trust 2006-A15	0.255	%#	4/15/2014	0.03	655	654,453
Bank of America Credit Card Trust 2006-A6	0.285	%#	11/15/2013	0.03	950	949,800
Bank of America Credit Card Trust 2008-A5	1.455	%#	12/16/2013	0.03	1,500	1,504,636
Cabela’s Master Credit Card Trust 2006-3A A1†	5.26%		10/15/2014	0.52	515	525,415
Cabela’s Master Credit Card Trust 2009-1A A†	2.255	%#	3/16/2015	0.04	400	405,794
Capital One Multi-Asset Execution Trust 2004-A5	0.405	%#	3/17/2014	0.03	1,300	1,300,115
Capital One Multi-Asset Execution Trust 2005-A1	0.325	%#	1/15/2015	0.03	1,000	998,831
Capital One Multi-Asset Execution Trust 2006-C1 C	0.545	%#	3/17/2014	0.03	890	889,229
Chase Issuance Trust 2005-A2	0.325	%#	12/15/2014	0.03	965	964,328
Chase Issuance Trust 2005-A6	0.325	%#	7/15/2014	0.03	715	714,166
Citibank Credit Card Issuance Trust 2005-A8	0.324	%#	10/20/2014	0.04	1,000	998,199
Citibank Credit Card Issuance Trust 2009-A1	2.005	%#	3/17/2014	0.04	1,200	1,218,434
Citibank Credit Card Issuance Trust 2009-A2	1.805	%#	5/15/2014	0.04	1,000	1,015,023
Citibank Omni Master Trust 2009-A8†	2.355	%#	5/16/2016	0.04	850	863,080
Discover Card Master Trust 2009-A1	1.555	%#	12/15/2014	0.04	480	486,589
Discover Card Master Trust I 2006-2 A2	0.285	%#	1/16/2014	0.03	1,000	999,592
GE Capital Credit Card Master Note Trust 2009-1 A	2.355	%#	4/15/2015	0.04	1,100	1,119,470
MBNA Credit Card Master Note Trust 2002-A3	0.495	%#	9/15/2014	0.03	1,400	1,401,607
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.315	%#	5/15/2015	0.03	420	418,161

Total						19,434,972

Home Equity 0.03%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	0.56	82	78,420

Other 2.77%

Nelnet Student Loan Trust 2010-4A A†	1.05	%#	4/25/2046	0.06	780	781,591
SLM Student Loan Trust 2007-2 A2	0.303	%#	7/25/2017	0.05	1,293	1,284,330
SLM Student Loan Trust 2007-6 A1	0.473	%#	4/27/2015	0.06	266	265,766
SLM Student Loan Trust 2007-7 A2(a)	0.503	%#	1/25/2016	0.05	1,370	1,367,392
SLM Student Loan Trust 2007-8 A1	0.533	%#	7/27/2015	0.06	239	239,398
SLM Student Loan Trust 2008-2 A1	0.603	%#	1/25/2015	0.06	1,002	1,002,371
SLM Student Loan Trust 2008-3 A1	0.803	%#	1/25/2014	0.06	617	618,014
SLM Student Loan Trust 2008-4 A1	0.983	%#	7/25/2013	0.06	897	897,670
SLM Student Loan Trust 2008-6 A1	0.703	%#	10/27/2014	0.06	591	591,691
SLM Student Loan Trust 2010-C A1†	1.905	%#	12/15/2017	0.03	569	573,575
SLM Student Loan Trust 2011-1 A1	0.781	%#	3/25/2026	0.06	852	854,170

Total						8,475,968

Total Asset-Backed Securities (cost $49,289,556)						49,301,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) March 31, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
CORPORATE BONDS 36.25%

Airlines 0.43%

Southwest Airlines Co.†	10.50%	12/15/2011	0.66	$1,250	$1,323,375

Auto Loans 1.04%

PACCAR Financial Corp.	0.71%#	4/5/2013	0.08	1,375	1,382,667
PACCAR Financial Corp.	1.053%#	4/1/2011	0.00	1,800	1,800,000

Total					3,182,667

Banking 8.91%

Banco Santander Chile (Chile)†(b)	1.553%#	4/20/2012	1.04	1,000	1,000,013
Bank of America Corp.	2.10%	4/30/2012	1.05	2,800	2,852,069
Bank of Nova Scotia (Canada)†(b)	0.323%#	7/6/2011	0.27	1,000	1,000,000
Bank of Nova Scotia (Canada)†(b)	1.45%	7/26/2013	2.27	1,425	1,429,189
Bear Stearns Cos. LLC	5.50%	8/15/2011	0.36	1,100	1,120,440
BNP Paribas Home Loan Covered Bonds SA (France)†(b)	2.20%	11/2/2015	4.28	700	673,429
Canadian Imperial Bank of Commerce (Canada)†(b)	2.00%	2/4/2013	1.80	830	845,014
Cie de Financement Foncier (France)†(b)	2.125%	4/22/2013	1.99	800	807,132
Commonwealth Bank of Australia (Australia)†(b)	0.611%#	11/4/2011	0.60	1,300	1,302,345
Commonwealth Bank of Australia (Australia)†(b)	2.70%	11/25/2014	3.44	720	735,404
Deutsche Bank NY	0.603%#	1/19/2012	0.81	1,000	1,001,665
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	4.24	800	775,273
FIH Erhvervsbank AS (Denmark)†(b)	1.75%	12/6/2012	1.65	930	942,444
Goldman Sachs Group, Inc. (The)	1.311%#	2/7/2014	0.09	1,000	1,008,111
JPMorgan Chase & Co.	1.057%#	9/30/2013	0.24	2,000	2,009,762
Kommunalbanken AS (Norway)†(b)	2.375%	1/19/2016	4.48	610	605,314
Korea Development Bank (South Korea)(b)	5.75%	5/13/2012	1.07	250	259,932
NIBC Bank NV (Netherlands)†(b)	2.80%	12/2/2014	3.45	785	811,847
Societe Financement de l’Economie Francaise (France)†(b)	3.375%	5/5/2014	2.91	1,040	1,092,872
Stadshypotek AB (Sweden)†(b)	1.45%	9/30/2013	2.45	600	598,979
Toronto-Dominion Bank (The) (Canada)†(b)	2.20%	7/29/2015	4.09	500	494,577
U.S. Central Federal Credit Union	1.90%	10/19/2012	1.51	2,300	2,344,491
Western Corporate Federal Credit Union	1.75%	11/2/2012	1.54	2,100	2,134,957
Westpac Banking Corp. (Australia)†(b)	2.90%	9/10/2014	3.27	1,380	1,427,660

Total					27,272,919

Beverages 1.09%

Anheuser-Busch InBev Worldwide, Inc.	0.854%#	1/27/2014	0.06	1,500	1,512,963
Dr. Pepper Snapple Group, Inc.	1.70%	12/21/2011	0.71	1,500	1,511,897
SABMiller plc (United Kingdom)†(b)	6.20%	7/1/2011	0.24	305	309,025

Total					3,333,885

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) March 31, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Chemicals 1.39%

Dow Chemical Co. (The)	2.562%#	8/8/2011	0.10	$2,000	$2,015,180
Mosaic Co. (The)†	7.625%	12/1/2016	0.64	1,000	1,080,176
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	7.75%	5/31/2011	0.17	1,140	1,152,791

Total					4,248,147

Computer Hardware 0.33%

Hewlett-Packard Co.	0.435%#	9/13/2012	0.19	1,000	1,001,490

Consumer Products 0.65%

Procter & Gamble Co. (The)	0.352%#	11/14/2012	0.11	2,000	2,002,008

Consumer/Commercial/Lease Financing 1.60%

General Electric Capital Corp.	0.57%#	9/15/2014	0.20	3,000	2,963,880
General Electric Capital Corp.	2.00%	9/28/2012	1.46	1,900	1,939,818

Total					4,903,698

Department Stores 0.17%

Macy’s Retail Holdings, Inc.	7.45%	9/15/2011	0.44	500	515,625

Diversified Capital Goods 0.50%

Siemens Financieringsmaatschappij NV (Netherlands)(b)	0.459%#	3/16/2012	0.97	1,520	1,523,127

Electric: Generation 0.28%

Old Dominion Electric Cooperative	6.25%	6/1/2011	0.16	850	857,391

Electric: Integrated 4.11%

Allegheny Energy Supply Co. LLC†	8.25%	4/15/2012	0.96	295	312,911
Arizona Public Service Co.	6.375%	10/15/2011	0.51	500	514,610
Commonwealth Edison Co.	6.15%	3/15/2012	0.93	1,000	1,049,978
DPL, Inc.	6.875%	9/1/2011	0.40	800	820,057
DTE Energy Co.	7.05%	6/1/2011	0.16	850	857,914
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	1.15	350	390,534
Nevada Power Co.	8.25%	6/1/2011	0.16	1,075	1,087,768
NextEra Energy Capital Holdings, Inc.	1.189%#	6/17/2011	0.20	1,750	1,752,963
Portland General Electric Co.†	5.625%	8/1/2013	2.17	1,500	1,618,108
Southern Co.	0.703%#	10/21/2011	0.05	3,635	3,644,451
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	5.62%	10/25/2012	1.46	500	520,389

Total					12,569,683

Energy: Exploration & Production 0.72%

Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	4.50%	9/30/2012	1.45	890	924,466
Woodside Finance Ltd. (Australia)†(b)	6.70%	8/1/2011	0.33	1,250	1,273,578

Total					2,198,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) March 31, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Environmental 1.07%

Allied Waste North America, Inc.	6.375%	4/15/2011	0.03	$3,255	$3,259,609

Food: Wholesale 2.47%

Archer Daniels Midland Co.	0.472%#	8/13/2012	0.11	2,000	2,003,530
HJ Heinz Finance Co.	6.625%	7/15/2011	0.28	3,000	3,050,916
WM Wrigley Jr. Co.†	1.684%#	6/28/2011	0.23	2,500	2,501,467

Total					7,555,913

Forestry/Paper 0.46%

Georgia-Pacific LLC	8.125%	5/15/2011	0.11	1,400	1,415,750

Gas Distribution 0.94%

Kinder Morgan Energy Partners LP	7.125%	3/15/2012	0.92	500	528,320
ONEOK, Inc.	7.125%	4/15/2011	0.03	2,100	2,103,280
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	0.36	250	255,834

Total					2,887,434

Health Facilities 0.49%

Quest Diagnostics, Inc.	1.159%#	3/24/2014	0.22	1,500	1,505,712

Household & Leisure Products 0.17%

Black & Decker Corp.	7.125%	6/1/2011	0.16	500	504,973

Integrated Energy 0.97%

BP Capital Markets plc (United Kingdom)(b)	1.55%	8/11/2011	0.36	150	150,549
Petronas Capital Ltd. (Malaysia)†(b)	7.00%	5/22/2012	1.09	750	797,763
Shell International Finance BV (Netherlands)(b)	1.30%	9/22/2011	0.47	1,000	1,004,888
Total Capital SA (France)(b)	5.00%	10/10/2011	0.52	1,000	1,021,106

Total					2,974,306

Life Insurance 0.66%

MetLife, Inc.	1.561%#	8/6/2013	0.09	2,000	2,022,814

Media: Cable 0.96%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	0.08	1,750	1,817,812
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	1.05	1,000	1,103,675

Total					2,921,487

Metals/Mining (Excluding Steel) 0.34%

Xstrata Finance Ltd. (Canada)†(b)	5.50%	11/16/2011	0.60	1,000	1,028,897

Monoline Insurance 0.10%

Fidelity National Financial, Inc.	7.30%	8/15/2011	0.36	300	306,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) March 31, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)		Fair Value
Oil Field Equipment & Services 0.19%

Weatherford International, Inc.	5.95%	6/15/2012	1.14		$550	$577,821

Pharmaceuticals 0.49%

Sanofi-Aventis SA (France)(b)	0.618%#	3/28/2014	3.01		1,500	1,505,337

Software/Services 1.72%

IBM International Group Capital LLC	5.05%	10/22/2012	1.47		1,000	1,064,270
Intuit, Inc.	5.40%	3/15/2012	0.93		1,150	1,197,105
Western Union Co. (The)	0.89%#	3/7/2013	0.18		3,000	3,005,169

Total						5,266,544

Telecommunications: Integrated/Services 2.10%

Qwest Corp.	7.875%	9/1/2011	0.41		1,000	1,030,000
Telefonica Emisiones SAU (Spain)(b)	5.984%	6/20/2011	0.22		2,000	2,021,896
TELUS Corp. (Canada)(b)	8.00%	6/1/2011	0.17		1,550	1,568,560
Verizon Communications, Inc.	0.919%#	3/28/2014	0.23		1,000	1,006,200
Verizon New York, Inc.	6.875%	4/1/2012	0.97		750	794,172

Total						6,420,828

Telecommunications: Wireless 1.55%

Cellco Partnership/Verizon Wireless Capital LLC	2.914%#	5/20/2011	0.13		1,000	1,003,310
Vodafone Group plc (United Kingdom)(b)	0.591%#	2/27/2012	0.92		750	751,109
Vodafone Group plc (United Kingdom)(b)	0.65%#	6/15/2011	0.21		3,000	3,002,076

Total						4,756,495

Transportation (Excluding Air/Rail) 0.35%

ERAC USA Finance LLC†	5.80%	10/15/2012	1.44		1,000	1,063,225

Total Corporate Bonds (cost $110,592,097)						110,905,393

FOREIGN GOVERNMENT OBLIGATIONS 6.60%

Mexico 0.43%

United Mexican States(b)	7.50%	1/14/2012	0.76		1,250	1,318,750

Panama 0.01%

Republic of Panama(b)	7.25%	3/15/2015	3.48		30	35,025

Poland 2.43%

Poland Government Bond(c)	4.25%	5/24/2011	0.14	PLN	18,083	6,370,615
Poland Government Bond(b)	6.25%	7/3/2012	1.20		$1,000	1,070,032

Total						7,440,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) March 31, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)		Fair Value
Turkey 3.63%

Turkey Government Bond(c)	Zero Coupon	8/3/2011	—	TRY	17,600	$11,097,683

United Arab Emirates 0.10%

Emirate of Abu Dhabi†(b)	5.50%	8/2/2012	1.28		$300	315,955

Total Foreign Government Obligations (cost $19,826,487)						20,208,060

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.08%

Federal Home Loan Mortgage Corp. K005 A1	3.484%	4/25/2019	4.32		1,786	1,823,016
Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019	4.46		1,859	1,889,423
Federal Home Loan Mortgage Corp. K007 A1	3.342%	12/25/2019	4.71		2,238	2,252,189
Federal Home Loan Mortgage Corp. K008 A1	2.746%	12/25/2019	4.96		787	770,178
Federal National Mortgage Assoc. 2005-14 OP	4.50%	10/25/2028	0.67		627	641,765
Federal National Mortgage Assoc. 2009-M2 A1	2.387%	1/25/2019	2.33		1,214	1,232,970
Federal National Mortgage Assoc. 2010-M3 A1	2.587%	3/25/2020	2.89		793	803,549

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $9,437,269)						9,413,090

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.27%

Federal Home Loan Mortgage Corp.	4.00%	5/1/2011	0.06		41	41,684
Federal Home Loan Mortgage Corp.	4.87%#	5/1/2035	0.84		1,068	1,122,405
Federal Home Loan Mortgage Corp.	5.00%	5/1/2021	2.73		374	399,730
Federal Home Loan Mortgage Corp.	5.057%#	7/1/2036	2.90		989	1,058,431
Federal Home Loan Mortgage Corp.	5.508%#	6/1/2036	0.41		822	856,537
Federal Home Loan Mortgage Corp.	5.96%#	2/1/2037	0.75		2,476	2,625,708
Federal National Mortgage Assoc.	2.95%	3/1/2015	3.71		1,000	1,018,899
Federal National Mortgage Assoc.	3.18%	11/1/2014	3.32		1,178	1,212,574
Federal National Mortgage Assoc.	4.00%	6/1/2011	0.09		392	398,582
Federal National Mortgage Assoc.	4.972%#	7/1/2035	0.90		1,379	1,455,480
Federal National Mortgage Assoc.(d)	5.50%	TBA	3.09		2,700	2,887,736

Total Government Sponsored Enterprises Pass-Throughs (cost $12,997,313)						13,077,766

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.84%

Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	0.67		1,315	1,342,607
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%	6/11/2035	0.57		558	572,047
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	0.58		585	588,828
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%	7/10/2043	1.94		610	636,390
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%	10/10/2045	0.97		113	113,444
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	0.11		1,039	1,038,671
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP4 A3	5.61%	11/15/2033	0.26		785	788,916
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%	3/13/2040	0.75		805	816,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) March 31, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	0.26	$1,149	$1,153,151
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	0.11	164	163,837
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.52%#	4/12/2038	0.05	207	206,420
Bear Stearns Commercial Mortgage Securities, Inc. 2007-BBA8 A1†	0.325%#	3/15/2022	0.05	134	132,222
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%	9/11/2042	0.54	1,054	1,070,913
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	1.75	1,115	1,120,953
Commercial Mortgage Pass-Through Certificates 2003-LB1A A2	4.084%	6/10/2038	1.84	1,220	1,261,842
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%	6/10/2046	0.10	271	270,880
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%	7/10/2046	3.75	745	743,066
Credit Suisse Mortgage Capital 2006-C1 A2	5.441%#	2/15/2039	1.46	902	920,756
Credit Suisse Mortgage Capital 2006-C1 A3	5.441%#	2/15/2039	2.61	770	808,005
Credit Suisse Mortgage Capital 2007-C3 AAB	5.525%#	6/15/2039	3.17	750	781,382
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	0.40	893	905,262
CS First Boston Mortgage Securities Corp. 2001-CP4 A4	6.18%	12/15/2035	0.11	90	90,223
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%	12/15/2035	0.59	1,201	1,229,887
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	1.09	1,199	1,242,544
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%	12/15/2035	1.38	1,357	1,416,132
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	1.96	1,588	1,682,212
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	1.64	1,549	1,617,941
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	0.04	978	976,991
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1 A†	3.807%	10/14/2022	3.14	652	675,192
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%	6/10/2038	0.42	1,393	1,416,529
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%	12/10/2035	0.70	1,278	1,319,212
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%	8/11/2036	1.06	1,135	1,179,178
GE Capital Commercial Mortgage Corp. 2002-3A A1	4.229%	12/10/2037	0.15	275	276,342
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	1.26	1,580	1,645,055
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%	7/10/2037	1.86	685	726,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) March 31, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	0.59	$818	$819,431
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2	6.278%	11/15/2039	0.39	877	891,671
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	0.84	1,481	1,531,819
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	0.79	617	623,642
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	1.69	750	776,631
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.472%#	5/10/2040	2.09	900	962,281
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%	11/10/2045	0.11	952	951,725
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%	1/11/2035	1.26	1,400	1,455,387
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%	7/5/2035	1.81	1,910	1,980,841
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%	1/5/2036	2.15	1,000	1,058,744
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	1.08	810	818,050
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	0.81	978	999,289
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	1.70	468	486,697
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%	11/10/2039	0.39	986	996,498
GS Mortgage Securities Corp. II 2007-EOP B†	1.84%#	3/6/2020	0.84	615	615,125
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%	8/10/2043	4.04	678	686,245
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%	12/10/2043	4.16	795	806,819
GS Mortgage Securities Corp. II 2011-ALF B†	3.215%	2/10/2021	2.68	500	497,600
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB2 A3	6.429%	4/15/2035	0.17	421	422,565
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%	11/15/2035	0.40	1,311	1,328,400
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	0.20	99	99,114
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	0.97	1,200	1,242,583
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%	12/12/2034	1.37	1,012	1,055,568
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%	10/12/2037	1.32	1,335	1,394,428
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	0.77	1,377	1,391,150
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2FL	0.38%#	12/15/2044	0.06	965	961,812
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.803%#	6/15/2049	1.12	1,150	1,186,944
LB-UBS Commercial Mortgage Trust 2002-C4 A5	4.853%	9/15/2031	1.26	1,000	1,039,827
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	0.06	474	474,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) March 31, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%	2/15/2040	0.72		$1,000	$1,018,820
Merrill Lynch Floating Trust 2008-LAQA A1†	0.797%#	7/9/2021	0.24		950	903,679
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	1.22		622	629,317
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.211%#	11/12/2037	0.00		253	253,946
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%	1/12/2044	0.11		233	233,161
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	1.58		324	327,203
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	0.11		369	368,746
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.566%#	6/12/2050	1.15		989	961,567
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	0.11		263	262,991
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	0.66		404	403,414
Morgan Stanley Capital I 2006-T23 AAB	5.793%#	8/12/2041	2.34		1,000	1,072,689
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%	7/15/2033	0.16		639	641,430
Morgan Stanley Dean Witter Capital I 2002-HQ A3	6.51%	4/15/2034	0.57		1,210	1,239,774
Morgan Stanley Dean Witter Capital I 2003-HQ2 A1	4.18%	3/12/2035	1.03		914	936,820
RBSCF Trust 2010-MB1 A2†	3.686%	4/15/2024	3.65		580	590,725
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	0.20		424	423,916
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	1.03		762	766,771
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	1.83		748	778,569
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%	5/15/2044	1.16		1,000	1,031,257
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.209%#	10/15/2044	3.47		1,010	1,086,882
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	4.47		500	516,374

Total Non-Agency Commercial Mortgage-Backed Securities (cost $72,865,026)						72,932,754

Total Long-Term Investments in Securities 90.16% (cost $275,007,748)						275,839,016

SHORT-TERM INVESTMENT 2.32%

Foreign Government Obligation

Hungary
Hungary Treasury Bill(c) (cost $6,618,160)	Zero Coupon	7/27/2011	0.31	HUF	1,353,700	7,086,659

Total Investments in Securities 92.48% (cost $281,625,908)						282,925,675

Cash, Foreign Cash and Other Assets in Excess of Liabilities(e) 7.52%						22,999,458

Net Assets 100.00%						$305,925,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) March 31, 2011

HUF Hungarian forint.

PLN Polish zloty.

TRY Turkish lira.

†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable rate security. The interest rate represents the rate in effect at March 31, 2011.
~

Modified Duration is the change in the value of a fixed income security that will result from a 1% change in market interest rates. Duration is expressed as a number of years, and generally, the larger a duration, the greater the interest rate risk or reward for a portfolio’s underlying bond prices. The sum of these weighted values within a portfolio, including applicable aggregated interest rate exposure, is divided by the sum of the market values (or notional values where appropriate) of all fixed income securities.

(a)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of March 31, 2011.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(e)	Cash, Foreign Cash and other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Open Futures Contracts at March 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2011	185	Short	$(40,353,125)	$(20,593)
U.S. 5-Year Treasury Note	June 2011	253	Short	(29,547,633)	(8,996)

Totals				$(69,900,758)	$(29,589)

Open Forward Foreign Currency Exchange Contracts at March 31, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Argentine peso	Buy	UBS AG	5/6/2011	820,000	$200,122	$201,241	$1,119
Argentine peso	Buy	UBS AG	5/6/2011	19,630,000	4,832,000	4,817,518	(14,482)
Argentine peso	Buy	Credit Suisse	7/1/2011	15,500,000	3,759,398	3,759,579	181
Argentine peso	Buy	Credit Suisse	7/1/2011	870,000	210,858	211,022	164
Brazilian real	Buy	Barclays Bank plc	6/10/2011	5,475,000	3,200,818	3,306,906	106,088
Brazilian real	Buy	Barclays Bank plc	6/10/2011	245,000	143,906	147,980	4,074
Brazilian real	Buy	UBS AG	7/1/2011	9,220,000	5,431,517	5,542,950	111,433
Brazilian real	Buy	UBS AG	7/1/2011	255,000	150,398	153,303	2,905
Chilean peso	Buy	Credit Suisse	6/10/2011	415,000,000	873,408	863,389	(10,019)
Chilean peso	Buy	UBS AG	7/1/2011	758,000,000	1,562,081	1,573,312	11,231
Chilean peso	Buy	UBS AG	7/1/2011	2,335,000,000	4,867,626	4,846,548	(21,078)
Chilean peso	Buy	UBS AG	7/1/2011	715,515,000	1,465,019	1,485,130	20,111
Chilean peso	Buy	UBS AG	7/1/2011	88,485,000	181,959	183,660	1,701
Chinese yuan renminbi	Buy	UBS AG	5/6/2011	16,200,000	2,473,282	2,478,028	4,746
Chinese yuan renminbi	Buy	Credit Suisse	7/1/2011	2,610,000	400,460	400,442	(18)
Colombian peso	Buy	UBS AG	5/6/2011	4,370,000,000	2,378,879	2,342,761	(36,118)
Colombian peso	Buy	Goldman Sachs	6/10/2011	3,715,000,000	1,967,170	1,994,782	27,612
Colombian peso	Buy	UBS AG	7/1/2011	3,680,000,000	1,966,862	1,976,665	9,803

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) March 31, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Colombian peso	Buy	UBS AG	7/1/2011	340,000,000	$182,993	$182,627	$(366)
Czech koruna	Buy	Morgan Stanley	5/6/2011	96,500,000	5,318,563	5,572,339	253,776
Czech koruna	Buy	Morgan Stanley	5/6/2011	2,000,000	113,090	115,489	2,399
Czech koruna	Buy	Morgan Stanley	5/6/2011	2,000,000	113,527	115,489	1,962
Czech koruna	Buy	Morgan Stanley	5/6/2011	3,500,000	198,830	202,106	3,276
Czech koruna	Buy	Goldman Sachs	6/10/2011	62,900,000	3,490,502	3,630,674	140,172
Czech koruna	Buy	Goldman Sachs	6/10/2011	4,000,000	225,058	230,886	5,828
Czech koruna	Buy	Goldman Sachs	6/10/2011	3,150,000	180,718	181,823	1,105
Czech koruna	Buy	Barclays Bank plc	7/1/2011	195,400,000	11,144,444	11,275,494	131,050
Czech koruna	Buy	Barclays Bank plc	7/1/2011	4,700,000	268,301	271,212	2,911
Czech koruna	Buy	Barclays Bank plc	7/1/2011	2,700,000	156,069	155,803	(266)
Hong Kong dollar	Buy	Barclays Bank plc	6/10/2011	41,835,000	5,378,286	5,381,348	3,062
Hong Kong dollar	Buy	Barclays Bank plc	6/10/2011	2,200,000	282,540	282,992	452
Hong Kong dollar	Buy	Morgan Stanley	7/5/2011	98,600,000	12,670,916	12,685,996	15,080
Hong Kong dollar	Buy	Morgan Stanley	7/5/2011	2,600,000	334,188	334,519	331
Hungarian forint	Buy	Barclays Bank plc	5/6/2011	33,700,000	168,908	178,873	9,965
Hungarian forint	Buy	Barclays Bank plc	5/6/2011	22,000,000	105,402	116,772	11,370
Hungarian forint	Buy	Barclays Bank plc	5/6/2011	29,000,000	144,651	153,927	9,276
Hungarian forint	Buy	Barclays Bank plc	5/6/2011	23,000,000	113,329	122,080	8,751
Hungarian forint	Buy	Barclays Bank plc	5/6/2011	235,000,000	1,168,041	1,247,336	79,295
Hungarian forint	Buy	UBS AG	6/10/2011	445,000,000	2,182,978	2,351,773	168,795
Hungarian forint	Buy	UBS AG	6/10/2011	35,000,000	175,167	184,971	9,804
Hungarian forint	Buy	UBS AG	6/10/2011	50,000,000	249,265	264,244	14,979
Hungarian forint	Buy	UBS AG	6/10/2011	40,000,000	209,205	211,395	2,190
Hungarian forint	Buy	Morgan Stanley	7/1/2011	1,622,000,000	8,141,753	8,548,200	406,447
Hungarian forint	Buy	Morgan Stanley	7/1/2011	34,800,000	180,545	183,402	2,857
Indian rupee	Buy	UBS AG	6/10/2011	6,700,000	146,866	148,404	1,538
Indian rupee	Buy	UBS AG	6/10/2011	111,150,000	2,395,991	2,461,952	65,961
Indian rupee	Buy	Goldman Sachs	7/5/2011	289,800,000	6,324,749	6,387,305	62,556
Indian rupee	Buy	Goldman Sachs	7/5/2011	6,900,000	151,117	152,079	962
Indonesian rupiah	Buy	UBS AG	5/6/2011	24,900,000,000	2,713,896	2,844,901	131,005
Indonesian rupiah	Buy	UBS AG	5/6/2011	1,100,000,000	122,358	125,678	3,320
Indonesian rupiah	Buy	Barclays Bank plc	6/10/2011	1,300,000,000	147,275	147,640	365
Indonesian rupiah	Buy	Barclays Bank plc	6/10/2011	17,400,000,000	1,928,619	1,976,104	47,485
Indonesian rupiah	Buy	UBS AG	7/1/2011	21,500,000,000	2,418,448	2,432,734	14,286
Indonesian rupiah	Buy	UBS AG	7/1/2011	1,800,000,000	205,454	203,671	(1,783)
Israeli new shekel	Buy	Morgan Stanley	5/6/2011	725,000	199,917	208,047	8,130
Israeli new shekel	Buy	Barclays Bank plc	5/6/2011	527,000	145,749	151,228	5,479
Israeli new shekel	Buy	Morgan Stanley	5/6/2011	10,400,000	2,873,960	2,984,396	110,436
Israeli new shekel	Buy	Barclays Bank plc	5/6/2011	9,900,000	2,734,214	2,840,916	106,702
Israeli new shekel	Buy	Barclays Bank plc	5/6/2011	310,000	84,635	88,958	4,323
Israeli new shekel	Buy	Barclays Bank plc	5/6/2011	11,935,000	3,215,568	3,424,881	209,313
Israeli new shekel	Buy	Morgan Stanley	7/1/2011	11,565,000	3,232,614	3,311,775	79,161
Israeli new shekel	Buy	Morgan Stanley	7/1/2011	635,000	180,706	181,840	1,134
Malaysian ringgit	Buy	Barclays Bank plc	5/6/2011	1,350,000	439,597	444,784	5,187
Malaysian ringgit	Buy	Goldman Sachs	6/10/2011	9,590,000	3,136,550	3,151,806	15,256
Malaysian ringgit	Buy	UBS AG	7/1/2011	6,990,000	2,298,586	2,294,135	(4,451)
Malaysian ringgit	Buy	UBS AG	7/1/2011	645,000	212,640	211,691	(949)
Mexican peso	Buy	Barclays Bank plc	5/6/2011	3,400,000	281,698	284,994	3,296
Mexican peso	Buy	Barclays Bank plc	5/6/2011	3,200,000	267,683	268,229	546
Mexican peso	Buy	Barclays Bank plc	5/6/2011	38,100,000	3,118,988	3,193,608	74,620
Mexican peso	Buy	Barclays Bank plc	5/6/2011	1,100,000	90,587	92,204	1,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) March 31, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Mexican peso	Buy	UBS AG	6/10/2011	3,120,000	$256,729	$260,714	$3,985
Mexican peso	Buy	UBS AG	6/10/2011	2,460,000	201,818	205,563	3,745
Mexican peso	Buy	UBS AG	6/10/2011	2,100,000	171,064	175,480	4,416
Mexican peso	Buy	UBS AG	6/10/2011	2,920,000	242,692	244,001	1,309
Mexican peso	Buy	UBS AG	6/10/2011	164,400,000	13,450,912	13,737,593	286,681
Mexican peso	Buy	Morgan Stanley	7/1/2011	205,700,000	17,023,918	17,158,127	134,209
Mexican peso	Buy	Morgan Stanley	7/1/2011	1,500,000	124,044	125,120	1,076
Mexican peso	Buy	Morgan Stanley	7/1/2011	4,000,000	332,956	333,653	697
Peruvian Nuevo sol	Buy	Credit Suisse	7/1/2011	5,300,000	1,912,322	1,879,663	(32,659)
Philippine peso	Buy	Goldman Sachs	5/6/2011	6,300,000	145,935	144,925	(1,010)
Philippine peso	Buy	Goldman Sachs	5/6/2011	98,000,000	2,268,518	2,254,385	(14,133)
Philippine peso	Buy	Goldman Sachs	5/6/2011	115,600,000	2,610,659	2,659,254	48,595
Philippine peso	Buy	UBS AG	7/1/2011	130,335,000	3,007,407	2,991,843	(15,564)
Philippine peso	Buy	UBS AG	7/1/2011	10,500,000	241,878	241,028	(850)
Polish zloty	Buy	Goldman Sachs	5/6/2011	805,000	281,056	282,714	1,658
Polish zloty	Buy	Goldman Sachs	5/6/2011	750,000	258,558	263,398	4,840
Polish zloty	Buy	Goldman Sachs	5/6/2011	3,580,000	1,218,018	1,257,286	39,268
Polish zloty	Buy	Goldman Sachs	5/6/2011	405,000	141,386	142,235	849
Polish zloty	Buy	Goldman Sachs	5/6/2011	328,000	112,820	115,193	2,373
Polish zloty	Buy	Goldman Sachs	5/6/2011	495,000	169,794	173,843	4,049
Polish zloty	Buy	Barclays Bank plc	6/10/2011	670,000	231,441	234,619	3,178
Polish zloty	Buy	Barclays Bank plc	6/10/2011	33,745,000	11,647,654	11,816,748	169,094
Polish zloty	Buy	Barclays Bank plc	6/10/2011	580,000	197,521	203,103	5,582
Polish zloty	Buy	UBS AG	7/1/2011	34,130,000	11,817,458	11,930,449	112,991
Polish zloty	Buy	UBS AG	7/1/2011	520,000	180,958	181,771	813
Polish zloty	Buy	UBS AG	7/1/2011	1,300,000	445,740	454,427	8,687
Polish zloty	Buy	UBS AG	7/1/2011	1,050,000	365,994	367,037	1,043
Romanian new leu	Buy	Morgan Stanley	5/6/2011	6,780,000	2,112,939	2,322,891	209,952
Romanian new leu	Buy	Goldman Sachs	6/10/2011	6,565,000	2,076,612	2,240,274	163,662
Romanian new leu	Buy	Barclays Bank plc	7/1/2011	18,220,000	5,931,955	6,200,875	268,920
Romanian new leu	Buy	Barclays Bank plc	7/1/2011	445,000	151,843	151,448	(395)
Russian ruble	Buy	Barclays Bank plc	5/6/2011	4,100,000	145,130	143,831	(1,299)
Russian ruble	Buy	Barclays Bank plc	5/6/2011	101,500,000	3,375,570	3,560,711	185,141
Russian ruble	Buy	Barclays Bank plc	7/1/2011	157,750,000	5,509,955	5,509,943	(12)
Russian ruble	Buy	Barclays Bank plc	7/1/2011	47,100,000	1,653,328	1,645,124	(8,204)
Russian ruble	Buy	Barclays Bank plc	7/1/2011	4,350,000	151,209	151,938	729
Singapore dollar	Buy	Barclays Bank plc	5/6/2011	320,000	251,885	253,879	1,994
Singapore dollar	Buy	Barclays Bank plc	5/6/2011	250,000	195,386	198,343	2,957
Singapore dollar	Buy	Barclays Bank plc	5/6/2011	255,000	200,886	202,310	1,424
Singapore dollar	Buy	Barclays Bank plc	5/6/2011	1,925,000	1,491,601	1,527,240	35,639
Singapore dollar	Buy	Barclays Bank plc	5/6/2011	1,833,000	1,429,184	1,454,249	25,065
Singapore dollar	Buy	Barclays Bank plc	5/6/2011	180,000	141,405	142,807	1,402
Singapore dollar	Buy	Barclays Bank plc	5/6/2011	1,972,000	1,541,637	1,564,528	22,891
Singapore dollar	Buy	Morgan Stanley	6/10/2011	220,000	172,474	174,557	2,083
Singapore dollar	Buy	Morgan Stanley	6/10/2011	12,285,000	9,635,672	9,747,399	111,727
Singapore dollar	Buy	Morgan Stanley	6/10/2011	1,825,000	1,433,284	1,448,027	14,743
Singapore dollar	Buy	Morgan Stanley	6/10/2011	340,000	269,520	269,769	249
Singapore dollar	Buy	Morgan Stanley	6/10/2011	495,000	386,608	392,752	6,144
Singapore dollar	Buy	Goldman Sachs	7/1/2011	17,700,000	13,966,701	14,044,679	77,978
Singapore dollar	Buy	Goldman Sachs	7/1/2011	1,900,000	1,502,689	1,507,621	4,932
Singapore dollar	Buy	Goldman Sachs	7/1/2011	300,000	237,680	238,045	365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) March 31, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
South African rand	Buy	Barclays Bank plc	6/10/2011	39,525,000	$5,365,797	$5,786,255	$420,458
South African rand	Buy	Barclays Bank plc	6/10/2011	1,225,000	175,120	179,334	4,214
South African rand	Buy	Morgan Stanley	7/1/2011	66,040,000	9,430,918	9,638,334	207,416
South African rand	Buy	Morgan Stanley	7/1/2011	1,050,000	153,083	153,244	161
South African rand	Buy	Morgan Stanley	7/1/2011	1,460,000	210,087	213,082	2,995
Taiwan dollar	Buy	Barclays Bank plc	5/6/2011	25,550,000	893,982	869,424	(24,558)
Taiwan dollar	Buy	Barclays Bank plc	6/10/2011	54,200,000	1,865,106	1,845,684	(19,422)
Thai baht	Buy	UBS AG	6/10/2011	54,180,000	1,766,662	1,785,168	18,506
Thai baht	Buy	Goldman Sachs	7/5/2011	55,400,000	1,818,779	1,822,519	3,740
Turkish lira	Buy	Morgan Stanley	5/6/2011	365,000	228,840	235,013	6,173
Turkish lira	Buy	Morgan Stanley	5/6/2011	272,000	169,502	175,133	5,631
Turkish lira	Buy	Morgan Stanley	5/6/2011	278,000	172,800	178,997	6,197
Turkish lira	Buy	Morgan Stanley	5/6/2011	1,500,000	938,439	965,808	27,369
Turkish lira	Buy	Morgan Stanley	5/6/2011	410,000	257,457	263,988	6,531
Turkish lira	Buy	Morgan Stanley	5/6/2011	270,000	169,120	173,845	4,725
Turkish lira	Buy	Barclays Bank plc	6/10/2011	4,630,000	2,877,904	2,962,986	85,082
Turkish lira	Buy	Barclays Bank plc	6/10/2011	281,000	178,374	179,827	1,453
Turkish lira	Buy	Barclays Bank plc	6/10/2011	284,000	174,877	181,747	6,870
Turkish lira	Buy	Barclays Bank plc	6/10/2011	285,000	177,985	182,387	4,402
Turkish lira	Buy	Goldman Sachs	7/1/2011	15,580,000	9,678,822	9,933,944	255,122
Turkish lira	Buy	Goldman Sachs	7/1/2011	335,000	211,864	213,599	1,735
euro	Sell	UBS AG	6/10/2011	2,101,352	2,855,065	2,974,217	(119,152)
euro	Sell	Barclays Bank plc	7/1/2011	1,095,000	1,510,497	1,549,114	(38,617)
Indian rupee	Sell	UBS AG	6/10/2011	67,224,000	1,464,894	1,488,999	(24,105)
Israeli new shekel	Sell	Barclays Bank plc	5/6/2011	10,631,000	2,998,855	3,050,684	(51,829)
Romanian new leu	Sell	Morgan Stanley	5/6/2011	4,300,000	1,471,343	1,473,220	(1,877)
Taiwan dollar	Sell	Barclays Bank plc	5/6/2011	25,550,000	878,007	869,423	8,584
Taiwan dollar	Sell	Barclays Bank plc	6/10/2011	16,200,000	558,428	551,662	6,766

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,157,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC - GLOBAL ALLOCATION FUND March 31, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.94%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	762,591	$9,334
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I(c)	417,060	12,683
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) - Class I(d)	2,931,810	20,288
Lord Abbett Investment Trust - Floating Rate Fund - Class I(e )	350,397	3,290
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I(b)	917,764	12,684
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(f)	503,830	12,873
Lord Abbett Investment Trust - High Yield Fund - Class I(g)	2,763,400	21,997
Lord Abbett Securities Trust - International Core Equity Fund - Class I(h)	785,092	10,057
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(i)	5,892,955	53,272
Lord Abbett Securities Trust - International Opportunities Fund - Class I(j)	984,784	13,688

Total Investments in Underlying Funds (cost $155,734,615)		170,166

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.10%

Repurchase Agreement

Repurchase Agreement dated 3/31/2011, 0.01% due 4/1/2011 with Fixed Income Clearing Corp. collateralized by $170,000 of Federal National Mortgage Assoc. at Zero Coupon due 5/2/2011; value: $170,000; proceeds: $163,533 (cost $163,533)	$164	164

Total Investments in Securities 100.04% (cost $155,898,148)		170,330

Liabilities in Excess of Other Assets (0.04%)		(62)

Net Assets 100.00%		$170,268

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high level of current income.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (the “Funds”): Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”, formerly Developing Local Markets Fund) and Lord Abbett Global Allocation Fund (“Global Allocation Fund”). Global Allocation Fund is diversified as defined in the Act and Emerging Markets Currency Fund is non-diversified. Effective January 31, 2011, Developing Local Markets Fund changed its name to Emerging Markets Currency Fund.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Global Allocation Fund’s investment objective is total return. Global Allocation Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of Emerging Markets Currency Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Emerging Markets Currency Fund and certain underlying funds of the Global Allocation Fund, may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of March 31, 2011, the Fund had open forward foreign currency exchange contracts.

(e)	Futures Contracts-Emerging Markets Currency Fund and certain underlying funds of the Global Allocation Fund, may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of March 31, 2011, the Fund had open futures contracts.

Notes to Schedule of Investments (unaudited)(continued)

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Emerging Markets Currency Fund and certain underlying funds of the Global Allocation Fund, may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Emerging Markets Currency Fund and certain underlying funds of the Global Allocation Fund, may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. As of March 31, 2011, the Emerging Markets Currency Fund had Mortgage Dollar Rolls.

(h)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing each Fund’s investments carried at fair value:

Notes to Schedule of Investments (unaudited)(continued)

	Emerging Markets Currency Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$49,301,953	$—	$49,301,953
Corporate Bonds	—	110,905,393	—	110,905,393
Foreign Government Obligations	—	27,294,719	—	27,294,719
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	9,413,090	—	9,413,090
Government Sponsored Enterprises Pass-Throughs	—	13,077,766	—	13,077,766
Non-Agency Commercial Mortgage-Backed Securities	—	72,932,754	—	72,932,754

Total	$—	$282,925,675	$—	$282,925,675

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$5,600,244	$—	$5,600,244
Liabilities	—	(443,216)	—	(443,216)
Futures Contracts
Assets	—	—	—	—
Liabilities	(29,589)	—	—	(29,589)

Total	$(29,589)	$5,157,028	$—	$5,127,439

*	See Schedule of Investments for fair values in each industry.

	Global Allocation Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$170,166	$—	$—	$170,166
Repurchase Agreement	—	164	—	164

Total	$170,166	$164	$—	$170,330

(j)	Disclosures about Derivative Instruments and Hedging Activities-The Emerging Markets Currency Fund entered into forward foreign currency exchange contracts during the period ended March 31, 2011 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Emerging Markets Currency Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts.

The Emerging Markets Currency Fund entered into U.S. Treasury futures contracts during the period ended March 31, 2011 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2011, the Emerging Markets Currency Fund had the following derivatives grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Notes to Schedule of Investments (unaudited)(concluded)

Asset Derivatives	Interest Rate Contracts	Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts	$—	$5,600,244	$5,600,244

Total	$—	$5,600,244	$5,600,244

Liability Derivatives
Futures Contracts	$29,589	$—	$29,589
Forward Foreign Currency Exchange Contracts	—	443,216	443,216

Total	$29,589	$443,216	$472,805

3. FEDERAL TAX INFORMATION

As of March 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Currency Fund	Global Allocation Fund
Tax cost	$282,931,782	$157,045,357

Gross unrealized gain	797,265	13,284,286
Gross unrealized loss	(803,372)	—

Net unrealized security gain (loss)	$(6,107)	$13,284,286

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Global Allocation Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the period ended March 31, 2011:

Affiliated Issuer	Balance of Shares Held at 12/31/2010	Gross Additions	Gross Sales	Balance of Shares Held at 3/31/2011	Value at 3/31/2011	Net Realized Gain (Loss) 1/1/2011 to 3/31/2011	Dividend Income 1/1/2011 to 3/31/2011
Lord Abbett Affiliated Fund, Inc. - Class I	763,461	2,286	(3,156)	762,591	$9,334,113	$1,483	$—
Lord Abbett Research Fund, Inc. - Classic Stock - Class I	402,492	14,568	—	417,060	12,682,787	—	—
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) - Class I	2,764,281	217,006	(49,477)	2,931,810	20,288,124	(17,812)	138,083
Lord Abbett Investment Trust - Floating Rate Fund - Class I	312,207	38,190	—	350,397	3,290,225	—	37,445
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	924,563	4,047	(10,846)	917,764	12,683,505	24,729	—
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	510,928	9,142	(16,240)	503,830	12,872,847	93,523	—
Lord Abbett Investment Trust - High Yield Fund - Class I	2,637,434	146,551	(20,585)	2,763,400	21,996,666	14,204	399,389
Lord Abbett Securities Trust - International Core Equity Fund - Class I	761,449	23,643	—	785,092	10,057,025	—	—
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	5,613,950	295,653	(16,648)	5,892,955	53,272,318	(9,656)	—
Lord Abbett Securities Trust - International Opportunities Fund - Class I	915,238	69,546	—	984,784	13,688,500	—	—

Total					$170,166,110	$106,471	$574,917

Investment in Underlying Funds (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of March 31, 2011, Global Allocation Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	5.49%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	7.45%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) – Class I	11.92%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	1.93%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	7.45%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	7.57%
Lord Abbett Investment Trust – High Yield Fund – Class I	12.93%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5.91%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	31.31%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	8.04%

The Ten Largest Holdings and the Holdings by Sector, as of March 31, 2011, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.63%
Wells Fargo & Co.	3.18%
Chevron Corp.	3.09%
Bank of America Corp.	2.83%
Goldman Sachs Group, Inc. (The)	2.61%
Pfizer, Inc.	2.53%
General Electric Co.	2.12%
AT&T, Inc.	2.09%
Dow Chemical Co. (The)	2.09%
Hess Corp.	1.82%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.22%
Consumer Staples	5.92%
Energy	15.64%
Financials	25.32%
Health Care	10.06%
Industrials	9.38%
Information Technology	6.07%
Materials	8.30%
Telecommunication Services	4.16%
Utilities	1.31%
Short-Term Investment	0.62%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Classic Stock Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	3.69%
Schlumberger Ltd.	2.78%
JPMorgan Chase & Co.	2.13%
Google, Inc. Class A	1.89%
Bank of America Corp.	1.83%
Exxon Mobil Corp.	1.77%
Goldman Sachs Group, Inc. (The)	1.76%
Union Pacific Corp.	1.65%
Dick’s Sporting Goods, Inc.	1.55%
Pfizer, Inc.	1.50%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.35%
Consumer Staples	5.32%
Energy	12.73%
Financials	17.18%
Health Care	8.19%
Industrials	11.47%
Information Technology	17.46%
Materials	8.27%
Telecommunication Services	2.11%
Utilities	1.12%
Short-Term Investment	2.80%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

(formerly, Developing Local Markets Fund)

Ten Largest Holdings	% of Investments
Turkey Government Bond, Zero Coupon, 8/3/2011	3.92%
Hungary Treasury Bill, Zero Coupon, 7/27/2011	2.50%
Poland Government Bond, 4.25%, 5/24/2011	2.25%
Southern Co., 0.703%, 10/21/2011	1.29%
Allied Waste North America, Inc., 6.375%, 4/15/2011	1.15%
HJ Heinz Finance Co., 6.625%, 7/15/2011	1.08%
Western Union Co. (The), 0.89%, 3/7/2013	1.06%
Vodafone Group plc, 0.65%, 6/15/2011	1.06%
General Electric Capital Corp., 0.57%, 9/15/2014	1.05%
Federal National Mortgage Assoc., 5.50%, TBA	1.02%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	2.69%
Asset Backed	16.85%
Automotive	1.69%
Banking	9.43%
Basic Industry	2.37%
Capital Goods	0.54%
Consumer Cyclical	0.36%
Consumer Non-Cyclical	4.56%
Energy	3.05%
Financial Services	1.73%
Foreign Government	9.86%
Health Care	1.06%
Insurance	0.82%
Media	1.03%
Mortgage Backed	31.04%
Services	2.00%
Technology & Electronics	2.22%
Telecommunications	3.95%
Utility	4.75%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
CommScope, Inc. New Term Loan B, 5.00%, 1/14/2018	1.21%
Capital Automotive LP New Term Loan B, 5.00%, 3/10/2017	1.16%
Intelsat Jackson Holdings SA Tranche B Term Loan, 5.25%, 4/2/2018	1.10%
Del Monte Corp. Term Loan, 4.50%, 3/8/2018	1.02%
Freescale Semiconductor, Inc. Extended Term Loan B, 4.511%, 12/1/2016	1.02%
Allison Transmission, Inc. Term Loan B, 3.01%, 8/7/2014	0.96%
Avaya, Inc. Term Loan, 3.061%, 10/24/2014	0.94%
CIT Group, Inc. Term Loan 3, 6.25%, 8/11/2015	0.93%
AGFS Funding Co. Term Loan B, 7.25%, 4/21/2015	0.90%
HCA, Inc. Term Loan B, 2.557%, 11/18/2013	0.88%

Holdings by Sector*	% of Investments
Aerospace	2.00%
Chemicals	3.90%
Consumer Durables	0.38%
Consumer Non-Durables	1.30%
Energy	1.02%
Financial	5.33%
Food & Drug	0.42%
Food/Tobacco	5.48%
Forest Products	2.00%
Gaming/Leisure	4.84%
Healthcare	9.74%
Housing	3.21%
Information Technology	8.29%
Manufacturing	3.25%
Media/Telecommunications	18.28%
Metals/Minerals	1.93%
Retail	6.39%
Service	13.30%
Transportation	4.14%
Utility	2.68%
Short-Term Investments	2.12%

Total	100.00%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	4.89%
Omnicom Group, Inc.	2.51%
State Street Corp.	2.14%
Interpublic Group of Cos., Inc. (The)	1.96%
UnitedHealth Group, Inc.	1.92%
Archer Daniels Midland Co.	1.88%
Anadarko Petroleum Corp.	1.88%
Teva Pharmaceutical Industries Ltd. ADR	1.87%
Bunge Ltd.	1.85%
Amgen, Inc.	1.79%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.38%
Consumer Staples	5.53%
Energy	18.56%
Financials	19.80%
Health Care	16.30%
Industrials	11.08%
Information Technology	9.66%
Materials	4.82%
Utilities	1.19%
Short-Term Investment	3.68%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Rockwell Automation, Inc.	1.66%
Agilent Technologies, Inc.	1.49%
CB Richard Ellis Group, Inc. Class A	1.48%
Concho Resources, Inc.	1.39%
Priceline.com, Inc.	1.39%
NetApp, Inc.	1.35%
Cummins, Inc.	1.31%
Cliffs Natural Resources, Inc.	1.29%
Alexion Pharmaceuticals, Inc.	1.27%
Green Mountain Coffee Roasters, Inc.	1.25%

Holdings by Sector*	% of Investments
Consumer Discretionary	21.85%
Consumer Staples	2.35%
Energy	8.81%
Financials	9.59%
Health Care	9.26%
Industrials	17.08%
Information Technology	24.06%
Materials	6.88%
Short-Term Investment	0.12%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Ford Motor Credit Co. LLC, 12.00%, 5/15/2015	1.59%
El Paso Corp., 8.05%, 10/15/2030	1.18%
Republic of Brazil, 12.50%, 1/5/2016	0.97%
Liberty Mutual Group, Inc., 10.75, 6/15/2058	0.95%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/2017	0.95%
Ally Financial, Inc., 8.30%, 2/12/2015	0.86%
Anheuser-Busch InBev Worldwide, Inc., 9.75%, 11/17/2015	0.77%
United Airlines, Inc., 12.00%, 1/15/2016	0.76%
Freescale Semiconductor, Inc., 9.25%, 4/15/2018	0.72%
Foodcorp Ltd., 8.75%, 3/1/2018	0.67%

Holdings by Sector*	% of Investments
Agency	0.00%**
Automotive	6.90%
Banking	2.78%
Basic Industry	8.82%
Capital Goods	5.62%
Collateralized Mortgage Obligation	0.79%
Consumer Cyclical	6.03%
Consumer Non-Cyclical	5.80%
Energy	9.23%
Financial Services	4.25%
Foreign Government	1.49%
Healthcare	6.12%
Media	7.61%
Real Estate	0.98%
Municipal	0.24%
Service	17.42%
Technology & Electronics	5.74%
Telecommunications	5.74%
Utility	2.75%
Short-Term Investment	1.69%

Total	100.00%

*	A sector may comprise several industries
**	Amount is less than .01%.

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Tullow Oil plc	2.28%
Hyundai Mobis	1.98%
Vodafone Group plc	1.81%
Credit Agricole SA	1.76%
BG Group plc	1.64%
Telefonaktiebolaget LM Ericsson ADR	1.62%
ING Groep NV CVA	1.62%
Accenture plc Class A	1.51%
Sumitomo Corp.	1.48%
SAP AG	1.46%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	11.37%
Consumer Staples	8.40%
Energy	8.99%
Financials	21.04%
Health Care	3.77%
Industrials	14.86%
Information Technology	7.39%
Materials	10.41%
Telecommunication Services	5.60%
Utilities	5.82%
Short-Term Investment	2.35%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Enel SpA	2.03%
CEZ AS	1.98%
Kumba Iron Ore Ltd.	1.76%
Vodafone Group plc	1.68%
Telefonica SA	1.60%
Charter Hall Office REIT	1.60%
Turk Telekomunikasyon AS	1.58%
Mapfre SA	1.57%
Telestra Corp. Ltd.	1.56%
Bolsas y Mercados Espanoles SA	1.56%

Holdings by Sector*	% of Investments
Consumer Discretionary	5.26%
Consumer Staples	7.88%
Energy	8.18%
Financials	27.69%
Health Care	2.92%
Industrials	12.01%
Information Technology	3.74%
Materials	7.15%
Telecommunication Services	10.81%
Utilities	11.46%
Short-Term Investment	2.90%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Brunel International NV	1.70%
Nabtesco Corp.	1.41%
Gerresheimer AG	1.40%
Equinox Minerals Ltd.	1.40%
Dragon Oil plc	1.38%
Schroders plc	1.36%
FP Corp.	1.29%
Ipsos SA	1.28%
Regus plc	1.27%
Afren plc	1.26%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Consumer Discretionary	21.11%
Consumer Staples	7.24%
Energy	7.10%
Financials	16.61%
Health Care	2.38%
Industrials	23.56%
Information Technology	8.46%
Materials	7.63%
Telecommunication Services	0.59%
Utilities	2.24%
Short-Term Investment	3.08%

Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2011